SHARE INCENTIVE PLAN - Summary of nonvested shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based compensation recognized	$ 4,869	$ 3,990	$ 0
Weighted average period	2 years 6 months 4 days
Non-vested shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	218,000
Outstanding at the end of the year	218,000
Weighted average grant date fair value	$ 20.16
Aggregate intrinsic value	$ 1,273
Nonvested shares vested and expected to vest, Number of shares outstanding	218,000
Nonvested shares vested and expected to vest, Weighted average grant date fair value	$ 20.16
Nonvested shares vested and expected to vest, Aggregate intrinsic value	$ 1,273
Share-based compensation recognized	1,878	$ 0	$ 0
Unrecognized compensation expenses	$ 2,516
Weighted average period	3 years 3 months 15 days